Stock Based Compensation (Details Narrative) (USD $)	0 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2011	Apr. 05, 2011	Jan. 02, 2011	Apr. 30, 2011	Apr. 30, 2012 Decimal	Apr. 30, 2011	Apr. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of equity incentive plans					2
Percentage of common shares reserved for future issuance					10.00%
Stock options granted to employees, consultants and directors							413,200
Stock options exercise period							3 years
Stock options vest	options vest in three equal tranches on the first, second and third anniversaries of the grant date	29,500 options vest in three equal tranches on the first, second and third anniversaries of the grant date	options vest in three equal tranches on the first, second and third anniversaries of the grant date		options vest 25% six months from the grant date and 25% on each of the first, second and third anniversaries of the grant date
Stock options granted	100,000	802,000	500,000
Stock option exercise price, minimum							$ 1.00
Stock option exercise price, maximum	$ 0.50	$ 0.50	$ 0.50				$ 1.80
Number of options granted		772,500			100,000	1,302,000	413,200
Options expire date	Jun. 30, 2015	Apr. 05, 2012	Jan. 01, 2015
Total compensation cost related to non-vested stock options not yet recognized					$ 31,571
Number of warrants issued to officers and directors				480,000
Estimated fair value of granted warrants on issuance date				$ 152,010
Weighted average recognition period					2 years
Warrants exercisable, price per share				$ 0.50
Warrants expiration date				2014-04-05
Warrants, estimated dividends					0.00%
Warrants, expected volatility rate					130.00%
Warrants, forfeiture rate					15.00%
Warrants, risk-free interest rate					1.33%
Warrants, expected life					3 years